Deposits	12 Months Ended
Dec. 31, 2022
Deposits [Abstract]
Deposits	DEPOSITS
A summary of interest expense on deposits for the years ended December 31 follows:

	2022	2021	2020
	(In thousands)
Savings and interest-bearing checking	$6,078	$2,101	$2,264
Reciprocal	4,421	764	2,158
Time	1,902	1,507	7,073
Brokered time	1,750	93	1,171
Total	$14,151	$4,465	$12,666
Aggregate time deposits in denominations of $0.25 million or more amounted to $82.9 million and $93.1 million at December 31, 2022 and 2021, respectively.
A summary of the maturity of time deposits at December 31, 2022, follows (1):

(In thousands)
2023	$509,639
2024	54,808
2025	6,348
2026	5,791
2027	3,488
2028 and thereafter	147
Total	$580,221

(1)	Includes time deposits, brokered time deposits and reciprocal time deposits
Reciprocal deposits represent demand, money market and time deposits from our customers that have been placed through IntraFi Network. This service allows our customers to access multi-million dollar FDIC deposit insurance on deposit balances greater than the standard FDIC insurance maximum.
A summary of reciprocal deposits at December 31 follows:

	2022	2021
	(In thousands)
Demand	$554,585	$559,664
Money market	1,196	2,546
Time	46,794	24,416
Total	$602,575	$586,626